Intangible Assets - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Indefinite useful life	₩ 239,619	₩ 238,053
Description of calculation of recoverable amount	the recoverable amounts of Satellite TV segment are calculated based on value-in use calculations or fair value less costs to sell. These calculations use cash flow projections for the next five years based on financial budgets. An annual growth rate of 0.0% was applied for the cash flows expected to be incurred after five year. This growth rate does not exceed the long-term average growth rate of the industry which the cash-generate unit belongs in. The Group estimated its revenue growth rate (-0.77%) based on past performance and its expectation of future market changes. The Group determined cash flow projections based on past performance and its estimation of market growth. Specific risk of related operating segment was reflected in its 13.25% discount rate.
Impairment loss on indefinite-lived intangible assets	₩ 12,997	₩ 116,095	₩ 135,264
Satellite TV segment [member]
Disclosure of detailed information about intangible assets [line items]
Annual growth rate	0.00%
Expected revenue growth rate	(0.77%)
Discount rate	13.25%
Impairment loss on goodwill	₩ 78,200
Impairment loss on indefinite-lived intangible assets	29,325
Frequency usage rights for 3.5GHz band [member] | Assignment of radio frequencies [member]
Disclosure of detailed information about intangible assets [line items]
Purchase consideration	₩ 968,000
Consideration payment period	10 years
Frequency usage rights for twenty 28GHz band [member] | Assignment of radio frequencies [member]
Disclosure of detailed information about intangible assets [line items]
Purchase consideration	₩ 207,800
Consideration payment period	5 years